Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Summary of Accounts Receivable and Lease Receivable Less Expected Credit Loss
The following table presents the trade receivable, accrued contract revenue, and lease receivable less the expected credit loss (in USD thousands):

	As of December 31,
	2025	2024
Trade receivable	$14,404	$7,088
Accrued contract revenue	963	742
Allowance for expected credit losses	(366)	(394)
Net accounts receivable	$15,001	$7,436

Summary of Movement in Allowance for Expected Credit Losses in Accounts Receivable	The following table provides a rollforward of the allowance for expected credit losses for the year ended December 31, 2025 and 2024, that is deducted from the amortized cost basis of accounts receivable to present the net amount expected to be collected (in USD thousands):

	2025	2024
As of January 1	$394	$1,181
Increase	520	114
Reversals	(463)	(637)
Write-off	(155)	(213)
Currency translation adjustments	70	(51)
As of December 31	$366	$394